Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 1,817	¥ 458	¥ 5,930	¥ 538
Remaining performance obligations, Transaction price	¥ 1,657		¥ 1,657		¥ 1,187
Estimated contract period			1 year		1 year